Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	December 2024
Payment Date	1/15/2025
Transaction Month	10
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,696,683,364.30	46,551		55.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$305,000,000.00	5.524%		April 15, 2025
Class A-2a Notes	$150,000,000.00	5.32%		January 15, 2027
Class A-2b Notes	$410,000,000.00	4.95757%	*	January 15, 2027
Class A-3 Notes	$560,000,000.00	5.09%		December 15, 2028
Class A-4 Notes	$75,000,000.00	5.01%		September 15, 2029
Class B Notes	$47,350,000.00	5.26%		November 15, 2029
Class C Notes	$31,560,000.00	0.00%		September 15, 2031
Total	$1,578,910,000.00
		* 30-day average SOFR + 0.36%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$5,249,344.13

Principal:
Principal Collections	$31,136,402.63
Prepayments in Full	$13,971,518.39
Liquidation Proceeds	$553,754.21
Recoveries	$26,477.62
Sub Total	$45,688,152.85
Collections	$50,937,496.98

Purchase Amounts:
Purchase Amounts Related to Principal	$10,042.03
Purchase Amounts Related to Interest	$35.02
Sub Total	$10,077.05

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$50,947,574.03

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	December 2024
Payment Date	1/15/2025
Transaction Month	10
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$50,947,574.03
Servicing Fee	$1,050,426.72	$1,050,426.72	$0.00	$0.00	$49,897,147.31
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$49,897,147.31
Interest - Class A-2a Notes	$524,731.36	$524,731.36	$0.00	$0.00	$49,372,415.95
Interest - Class A-2b Notes	$1,336,555.03	$1,336,555.03	$0.00	$0.00	$48,035,860.92
Interest - Class A-3 Notes	$2,375,333.33	$2,375,333.33	$0.00	$0.00	$45,660,527.59
Interest - Class A-4 Notes	$313,125.00	$313,125.00	$0.00	$0.00	$45,347,402.59
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$45,347,402.59
Interest - Class B Notes	$207,550.83	$207,550.83	$0.00	$0.00	$45,139,851.76
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$45,139,851.76
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$45,139,851.76
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$45,139,851.76
Regular Principal Payment	$66,370,372.30	$45,139,851.76	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$50,947,574.03

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$45,139,851.76
Total					$45,139,851.76

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$12,091,031.72	$80.61	$524,731.36	$3.50	$12,615,763.08	$84.11
Class A-2b Notes	$33,048,820.04	$80.61	$1,336,555.03	$3.26	$34,385,375.07	$83.87
Class A-3 Notes	$0.00	$0.00	$2,375,333.33	$4.24	$2,375,333.33	$4.24
Class A-4 Notes	$0.00	$0.00	$313,125.00	$4.18	$313,125.00	$4.18
Class B Notes	$0.00	$0.00	$207,550.83	$4.38	$207,550.83	$4.38
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$45,139,851.76	$28.59	$4,757,295.55	$3.01	$49,897,147.31	$31.60

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	December 2024
Payment Date	1/15/2025
Transaction Month	10

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$118,360,458.20	0.7890697	$106,269,426.48	0.7084628
Class A-2b Notes	$323,518,585.75	0.7890697	$290,469,765.71	0.7084628
Class A-3 Notes	$560,000,000.00	1.0000000	$560,000,000.00	1.0000000
Class A-4 Notes	$75,000,000.00	1.0000000	$75,000,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Total	$1,155,789,043.95	0.7320171	$1,110,649,192.19	0.7034278

Pool Information
Weighted Average APR	4.898%	4.910%
Weighted Average Remaining Term	48.89	48.15
Number of Receivables Outstanding	38,972	38,144
Pool Balance	$1,260,512,066.47	$1,214,209,927.06
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,178,087,139.39	$1,135,262,815.74
Pool Factor	0.7429271	0.7156373

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,285.02
Yield Supplement Overcollateralization Amount	$78,947,111.32
Targeted Overcollateralization Amount	$124,791,255.41
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$103,560,734.87

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,285.02
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,285.02
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,285.02

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	December 2024
Payment Date	1/15/2025
Transaction Month	10
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		84	$630,422.15
(Recoveries)		12	$26,477.62
Net Loss for Current Collection Period			$603,944.53
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5750%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2388%
Second Prior Collection Period			0.4337%
Prior Collection Period			0.3208%
Current Collection Period			0.5857%
Four Month Average (Current and Prior Three Collection Periods)			0.3948%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		704	$2,848,250.20
(Cumulative Recoveries)			$120,674.84
Cumulative Net Loss for All Collection Periods			$2,727,575.36
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1608%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,045.81
Average Net Loss for Receivables that have experienced a Realized Loss			$3,874.40

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.73%	232	$8,813,524.82
61-90 Days Delinquent	0.15%	39	$1,870,276.10
91-120 Days Delinquent	0.02%	4	$295,756.14
Over 120 Days Delinquent	0.04%	8	$434,959.28
Total Delinquent Receivables	0.94%	283	$11,414,516.34

Repossession Inventory:
Repossessed in the Current Collection Period		10	$541,869.21
Total Repossessed Inventory		25	$1,160,579.31

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1157%
Prior Collection Period			0.1155%
Current Collection Period			0.1337%
Three Month Average			0.1216%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2142%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	December 2024
Payment Date	1/15/2025
Transaction Month	10

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	158	$6,966,039.97
2 Months Extended	177	$7,594,558.08
3+ Months Extended	20	$777,840.57

Total Receivables Extended	355	$15,338,438.62
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer